Related party transactions (Tables)	3 Months Ended
Mar. 31, 2025
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties

in € THOUS

	For the three months ended		For the three months ended
	March 31, 2025		March 31, 2024		March 31, 2025		December 31, 2024
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	24	2,199	—	5,289	159	3,069	83	196
Fresenius SE affiliates	311	13,025	155	23,616	1,485	2,035	1,555	3,170
Equity method investees	1,283	—	1,209	—	6,271	—	19,408	—
Total	1,618	15,224	1,364	28,905	7,915	5,104	21,046	3,366

Products
Fresenius SE affiliates	13,818	9,311	18,772	6,643	19,109	7,851	19,890	7,818
Equity method investees	—	116,914	—	96,383	—	92,802	—	43,544
Total	13,818	126,225	18,772	103,026	19,109	100,653	19,890	51,362

(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €13,019 and €5,172 at March 31, 2025 and December 31, 2024, respectively.

Schedule of lease agreements with related parties

Lease agreements with related parties

in € THOUS

	For the three months ended March 31, 2025			For the three months ended March 31, 2024			March 31, 2025		December 31, 2024
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	1,649	63	23	1,630	215	223	21,494	22,195	22,997	24,953
Fresenius SE affiliates	4,655	423	—	4,603	376	—	83,034	85,654	87,044	87,910
Total	6,304	486	23	6,233	591	223	104,528	107,849	110,041	112,863

(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.